Supplement Dated September 25, 2017
To The Prospectus Dated September 25, 2017

JNL® Series Trust

Effective September 15, 2017, the following investment options are now offered through the Jackson National Life Insurance Company® Defined Contribution Plan (the "Plan"):

•	JNL/PPM America Small Cap Value Fund Class I (Note: effective September 25, 2017, all Class B shares have been renamed to Class I shares)
•	LifePath® Index 2020 Non-Lendable Fund G
•	LifePath® Index 2025 Non-Lendable Fund G
•	LifePath® Index 2030 Non-Lendable Fund G
•	LifePath® Index 2035 Non-Lendable Fund G
•	LifePath® Index 2040 Non-Lendable Fund G
•	LifePath® Index 2045 Non-Lendable Fund G
•	LifePath® Index 2050 Non-Lendable Fund G
•	LifePath® Index 2055 Non-Lendable Fund G
•	LifePath® Index 2060 Non-Lendable Fund G
•	LifePath® Index Retirement Non-Lendable Fund G
•	The Collective DoubleLine Core Plus Fixed Income Fund
•	Vanguard Federal Money Market Fund Investor Shares

When the market closed (generally 4 p.m. Eastern time) on September 15, 2017, several investment options offered through the Plan were frozen. This means that you are not able to move money into these investment options. However, you are still able to exchange out of these funds at any time to new or existing funds. As a result, all future contributions will be transferred to the new investment options.

When the market closes (generally 4 p.m. Eastern time) on October 16, 2017, all remaining balances will be transferred from the old to the new investment options. The transfer of balances will appear as an exchange on your account history and quarterly statement.

Old Investment Options	New Investment Options
American Beacon Small Cap Value Fund Class Institutional	JNL/PPM America Small Cap Value Fund (Class I)
JNL/PIMCO Total Return Bond Fund – Class B	The Collective DoubleLine Core Plus Fixed Income Fund
JNL/S&P Managed Aggressive Growth Fund – Class A	LifePath® Index Non-Lendable Fund G based on your date of birth. For more information on the LifePath® Index Non-Lendable Fund G, log on to Fidelity NetBenefits® at www.401k.com.
JNL/S&P Managed Conservative Fund – Class A
JNL/S&P Managed Growth Fund – Class A
JNL/S&P Managed Moderate Fund – Class A
JNL/S&P Managed Moderate Growth Fund – Class A
JNL/WMC Government Money Market Fund – Class B	Vanguard Federal Money Market Fund Investor Shares

This Supplement is dated September 25, 2017.

Supplement Dated September 25, 2017
To The Prospectus Dated September 25, 2017

JNL® Series Trust

Effective September 15, 2017, the following investment options are now offered through the Deferred Commission Plan (the "Plan"):

•	JNL/PPM America Small Cap Value Fund Class I (Note: effective September 25, 2017, all Class B shares have been renamed to Class I shares)
•	LifePath® Index 2020 Non-Lendable Fund G
•	LifePath® Index 2025 Non-Lendable Fund G
•	LifePath® Index 2030 Non-Lendable Fund G
•	LifePath® Index 2035 Non-Lendable Fund G
•	LifePath® Index 2040 Non-Lendable Fund G
•	LifePath® Index 2045 Non-Lendable Fund G
•	LifePath® Index 2050 Non-Lendable Fund G
•	LifePath® Index 2055 Non-Lendable Fund G
•	LifePath® Index 2060 Non-Lendable Fund G
•	LifePath® Index Retirement Non-Lendable Fund G
•	The Collective DoubleLine Core Plus Fixed Income Fund
•	Vanguard Federal Money Market Fund Investor Shares

When the market closed (generally 4 p.m. Eastern time) on September 15, 2017, several investment options offered through the Plan were frozen. This means that you are not able to move money into these investment options. However, you are still able to exchange out of these funds at any time to new or existing funds. As a result, all future contributions will be transferred to the new investment options.

When the market closes (generally 4 p.m. Eastern time) on October 16, 2017, all remaining balances will be transferred from the old to the new investment options. The transfer of balances will appear as an exchange on your account history and quarterly statement.

Old Investment Options	New Investment Options
American Beacon Small Cap Value Fund Class Investor	JNL/PPM America Small Cap Value Fund (Class I)
JNL/PIMCO Total Return Bond Fund – Class B	The Collective DoubleLine Core Plus Fixed Income Fund
JNL/S&P Managed Aggressive Growth Fund – Class A	JNL Fixed Rate Option
JNL/S&P Managed Conservative Fund – Class A
JNL/S&P Managed Growth Fund – Class A
JNL/S&P Managed Moderate Fund – Class A
JNL/S&P Managed Moderate Growth Fund – Class A
JNL/WMC Government Money Market Fund – Class B	Vanguard Federal Money Market Fund Investor Shares

This Supplement is dated September 25, 2017.